DISPOSAL OF A SUBSIDIARY - Net assets disposed off (Details) $ in Thousands, ¥ in Billions			12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Non-current assets
Property, plant and equipment				$ 160,301	$ 151,901
Intangible assets				311	278
Deposit				20,709	17,372
Current assets
Trade and other receivables and prepayments				35,652	30,754
Current liabilities
Trade payables				(36,337)	(30,711)
Other payables				(42,980)	(38,100)
Net assets				$ 391,644	$ 361,661
Consideration received and net cash inflow arising on disposal
Cash consideration received			$ 17,389
JAPAN HAI Co., Ltd
Non-current assets
Property, plant and equipment	$ 13,840
Intangible assets	9
Deposit	29
Current assets
Trade and other receivables and prepayments	4,681
Current liabilities
Trade payables	(3)
Other payables	(562)
Net assets	17,994
Consideration received and net cash inflow arising on disposal
Cash consideration received	$ 17,389	¥ 2.6